Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Inventory Disclosure [Abstract]
Other inventories	$ 5,146,078	$ 4,783,497
Inventory obsolescence	$ 300,000	$ 200,000
Inventory written off			$ 800,000